Convertible Debentures - Summary of Debt Component (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Proceeds on issuance of Debenture		$ 13,334
Transaction costs paid		(572)
Portion allocated to equity - conversion option and other features		(6,464)
Interest expense		1,222
Value of shares issued to settle interest payable	$ (588)	(588) [1]
Exchange differences		351
Convertible debentures	7,283	7,283
Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds on issuance of Debenture		17,910
Transaction costs paid		(768)
Portion allocated to equity - conversion option and other features		(8,683)
Interest expense		1,594
Value of shares issued to settle interest payable	(754)	(754)
Exchange differences
Convertible debentures	$ 9,299	$ 9,299

[1]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).